Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income £ in Thousands	3 Months Ended	5 Months Ended	6 Months Ended					12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 GBP (£) £ / shares shares		Jun. 30, 2020 GBP (£) £ / shares		Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2019 GBP (£) £ / shares	Dec. 31, 2018 GBP (£) £ / shares
Loss from operations				£ (107,812)		£ (30,324)		£ (99,035)	£ (17,678)	£ (179)
Finance income				166		185		486	170
Finance expense				(1,793)		(627)		(1,298)	(456)
Other income (expense):
Net (loss) income				(102,113)		(30,766)		(102,687)	(17,964)
Revenue				248,209	[1]	39,945	[1]	162,208	1,176
Cost of sales				(236,850)		(41,381)		(165,082)	(2,246)
Gross profit/(loss)				11,359		(1,436)		(2,874)	(1,070)
Marketing expenses				(29,355)		(10,354)		(36,110)	(3,899)
Selling and distribution expenses				(20,389)		(5,298)		(17,693)	(2,059)
Administrative expenses				(69,427)		(13,236)		(42,358)	(10,650)	(179)
Loss before tax				(109,439)		(30,766)
Loss before tax from continuing operations								(99,847)	(17,964)	(179)
Tax credit				7,326				969
Loss for the year from continued operations								(98,878)	(17,964)	(179)
Discontinued Operations
Loss after tax for the year from discontinued operations								(3,809)
Loss for the year				(102,113)		(30,766)		(102,687)	(17,964)	(179)
Other comprehensive income				76
Other comprehensive income
Exchange differences on translation of foreign operations				76
Total comprehensive loss				£ (102,037)		£ (30,766)		£ (102,687)	£ (17,964)	£ (179)
Net loss per ordinary share, basic and diluted (in Pounds per share and Dollars per share) | £ / shares								£ (0.69)	£ (0.18)	£ 0.00
Net loss from continuing operations per ordinary share, basic and diluted (in Pounds per share and Dollars per share) | £ / shares								£ (0.66)	£ (0.18)	£ 0.00
Earnings per share:
Net loss per ordinary share, basic (in Pounds per share and Dollars per share) | (per share)				£ (0.67)		£ (0.28)
Net loss per ordinary share, diluted (in Pounds per share and Dollars per share) | (per share)				£ (0.67)		£ (0.28)
AJAX I
Formation and operational costs | $		$ 1,852,924
Loss from operations | $	$ (3,006,974)	(1,852,924)	$ (5,954,111)
Other income (expense):
Interest income – bank | $		65
Interest earned on marketable securities held in Trust Account | $	42,956	97,827	156,937
Unrealized gain (loss) on marketable securities held in Trust Account | $	(40,129)	11,540	(12,552)
Change in fair value of derivative liability | $	(8,904,914)	(111,326,374)	64,296,618
Other income (expense), net | $	(8,902,087)	(111,216,942)	64,441,003
Net (loss) income | $	$ (11,909,061)	$ (113,069,866)	$ 58,486,892
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to redemption (in Shares) | shares	69,038,016	72,074,470	65,544,174	65,544,174
Basic and diluted net income per share, Class A ordinary shares subject to redemption (in Pounds per share and Dollars per share) | $ / shares	$ 0.00	$ 0.00	$ 0.89
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Pounds per share and Dollars per share) | $ / shares	20,405,417	13,618,324	23,899,259
Basic and diluted net income (loss) per share, Non-redeemable ordinary shares (in Pounds per share and Dollars per share) | $ / shares	$ (0.58)	$ (8.31)	$ 2.44
Earnings per share:
General and administrative expenses | $	$ 3,006,974		$ 5,954,111

[1]	Revenue excludes £7.5 million of sales where Cazoo sold vehicles as an agent for third parties and only the net commission received from those sales is recorded within revenue.